Annual Operating Expenses {- Fidelity Advisor Freedom® 2010 Fund} - 03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-10 - Fidelity Advisor Freedom® 2010 Fund - Class Z6	Jul. 15, 2022
Operating Expenses:
Management fee	0.38%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.38%	[1]

[1]	(a)Adjusted to reflect current fees.